UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------

        This Amendment (Check only one):        [ ] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Asset Management LLP
Address:   55 Baker Street
           London W1U 8EW
           United Kingdom


Form 13F File Number: 028-12590
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James Vernon
Title:  Managing Member of Brevan Howard Asset Management LLP
Phone:  0207 0222 6200

Signature, Place and Date of Signing:

/s/ James Vernon               London, United Kingdom          August 15, 2011
-----------------------------  -----------------------------  -----------------
       [Signature]                  [City, State]                  [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                         ------------------------
Form 13F Information Table Entry Total:            10
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Form 13F Information Table Value Total:         $232,719
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                                              (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE




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                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                       FORM 13F INFORMATION TABLE
                                                      Quarter Ended June 30, 2011

-------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BARRICK GOLD CORP          COM              067901108   34,144   753,900 SH       SOLE                  753,900
BERKSHIRE HATHAWAY INC DEL CL A             084670108   26,936       232 SH       SOLE                      232
CISCO SYS INC              COM              17275R102    8,117   520,000 SH       SOLE                  520,000
CME GROUP INC              COM              12572Q105    5,979    20,505 SH       SOLE                   20,505
GOOGLE INC                 CL A             38259P508    4,811     9,500 SH       SOLE                    9,500
INTEL CORP                 COM              458140100   32,282 1,456,750 SH       SOLE                1,456,750
ISHARES TR                 FTSE CHINA25 IDX 464287184   19,650   457,500 SH       SOLE                  457,500
ISHARES TR                 MSCI EMERG MKT   464287234   51,408 1,080,000 SH       SOLE                1,080,000
MICROSOFT CORP             COM              594918104   32,370 1,245,000 SH       SOLE                1,245,000
NEWMONT MINING CORP        COM              651639106   17,022   315,389 SH       SOLE                  315,389